CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2018
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(in Renminbi “RMB”, except share and per share data)

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Assets:
Cash and cash equivalents	117,396,413	309,504,088	45,015,503
Prepaid expenses and other current assets	—	5,823,242	846,955
Amount due from subsidiaries and VIEs	273,684,830	818,695,709	119,074,352
Investments in subsidiaries and VIEs	1,371,246,717	2,438,249,431	354,628,672
Total assets	1,762,327,960	3,572,272,470	519,565,482

Liabilities:
Accrued expenses and other liabilities	—	55,250,237	8,035,814
Total liabilities	—	55,250,237	8,035,814

Equity:
Common shares	173,444	189,586	27,574
Additional paid-in capital	1,971,701,910	2,824,223,031	410,766,203
Retained earnings (Accumulated deficits)	(242,997,034)	640,114,859	93,100,845
Accumulated other comprehensive income	33,449,640	52,494,757	7,635,046
Total equity	1,762,327,960	3,517,022,233	511,529,668
Total liabilities and equity	1,762,327,960	3,572,272,470	519,565,482

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
General and administrative	(38,905,856)	(74,802,853)	(79,265,535)	(11,528,694)
Foreign exchange loss	(18,220)	(478,590)	—	—
Interest income	22,163	1,358,777	122,320	17,791
Equity in profit (loss) of subsidiaries and VIEs	(80,672,337)	414,197,668	961,430,600	139,834,281
Other income (loss), net	—	—	824,508	119,920
Net income (loss)	(119,574,250)	340,275,002	883,111,893	128,443,298
Other comprehensive income (loss)	27,871,616	(24,463,956)	19,045,117	2,769,997
Comprehensive income (loss)	(91,702,634)	315,811,046	902,157,010	131,213,295

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(14,594,973)	15,030,828	36,187,975	5,263,322
Loan to subsidaries and VIE	(131,300,255)	(69,544,598)	(519,786,600)	(75,599,825)
Net cash used in investing activities	(131,300,255)	(69,544,598)	(519,786,600)	(75,599,825)
Contribution from shareholders	—	—	681,989,413	99,191,246
Net cash provided by financing activities	—	—	681,989,413	99,191,246
Effect of foreign exchange rate changes	18,233,044	(24,740,525)	(6,283,113)	(913,840)
Net increase (decrease) in cash and cash equivalents	(127,662,184)	(79,254,295)	192,107,675	27,940,903
Cash and cash equivalents, beginning of year	324,312,892	196,650,708	117,396,413	17,074,600
Cash and cash equivalents, end of year	196,650,708	117,396,413	309,504,088	45,015,503

SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1. Schedule I has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04(c) of Regulation S‑X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. For the years ended December 31, 2016, 2017 and 2018, there were no material contingencies, significant provisions of long‑term obligations, guarantees of the Company.

4. Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.8755,  as set forth in H.10 statistical release of the Federal Reserve Board on December 31, 2018. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2018, or at any other rate.